Inventories	12 Months Ended
Dec. 31, 2023
Classes of current inventories [abstract]
Inventories

17. INVENTORIES

As at December 31,	2023	2022
Product
Crude Oil	2,084	2,424
Diluent	379	366
Natural Gas and NGLs	68	50
Refined Products	1,073	1,169
Total Product	3,604	4,009
Parts and Supplies	426	303
	4,030	4,312
For the year ended December 31, 2023, approximately $39.1 billion of produced and purchased inventory was recorded as an expense (2022 – approximately $49.1 billion).
As at December 31, 2023, the Company recorded non-cash inventory write-downs of $86 million and $3 million in refined products and crude oil inventory, respectively